Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Text Block]

22. Commitments and contingencies

(a) Operating lease commitments

The Group leases land from the PRC government under operating leases (Note 9). Operating lease charges are prepaid in full at the inception of the lease. The Group also leases staff quarters and motor vehicles under operating leases. The leases typically run for a period of one year.

For the years ended December 31, 2010, 2011 and 2012, total rental expenses for operating leases, including land lease expense, were RMB885,000, RMB2,282,000 and RMB3,470,000 (US$557,000), respectively.

As of December 31, 2012, total future minimum lease payments under non-cancellable operating leases are as follows:

	RMB’000	US$’000

2013	712	114
2014	44	7
2015	-	-
Total	756	121

(b) Capital commitments

Capital commitments for purchase, installation and construction of property, plant and equipment as of December 31, 2012 are RMB38,537,000 (US$6,186,000), among which RMB15,100,000 (US$2,400,000) relates to the construction of the new facility in Benxi. They are all due within the next year.